Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, Percent	0.00%	0.00%
Operating Loss Carryforwards, Valuation Allowance	$ 752,330
Deferred Tax Assets, Tax Credit Carryforwards, Research	580,578	$ 389,339
Deferred tax assets capital loss carry forwards	$ 8,086	$ 4,805
Agex Therapeutics Inc [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, Percent
Net loss from operations	$ 14,800,000	$ 10,500,000
Net operating losses	59,700,000
Deferred Tax Assets, Tax Credit Carryforwards, Research	1,178,000	1,138,000
Deferred tax assets capital loss carry forwards	3,120,000	$ 3,120,000
Income tax provisions	$ 0
Agex Therapeutics Inc [Member] | UNITED STATES
Effective Income Tax Rate Reconciliation [Line Items]
Amortized over Period	5 years
Agex Therapeutics Inc [Member] | Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards, Research	$ 700,000
Tax Credit Carryforward, Description	The federal tax credits expire between 2028 and 2043, while the state tax credits have no expiration date.
Deferred tax assets capital loss carry forwards	$ 12,400,000
Agex Therapeutics Inc [Member] | State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards, Research	500,000
Deferred tax assets capital loss carry forwards	$ 5,900,000
Agex Therapeutics Inc [Member] | Other Income Tax Matters [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income tax description	Code Section 382 places a limitation (“Section 382 Limitation”) on the amount of taxable income that can be offset by NOL carryforwards after a change in control (generally greater than 50% change in ownership within a three-year period) of a loss corporation. California has similar rules
Agex Therapeutics Inc [Member] | California Purposes [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating losses	$ 19,800,000
Net operating loss, expiration date	Federal net operating losses generated on or prior to December 31, 2017, expire in varying amounts between 2028 and 2037, while federal net operating losses generated after December 31, 2017, carryforward indefinitely. The state net operating losses expire in varying amounts between 2028 and 2043.